BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Cash, FDIC amount	$ 250,000			$ 250,000			$ 250,000	$ 250,000
Impairment of goodwill							6,104,000
Advertising costs	43,000	$ 92,000		201,000	$ 151,000		564,000	145,000
Employer expense amount	22,000	21,000		43,000	38,000		$ 82,000	25,000
Weighted average discount rate							16.50%
Credit loss							$ 15,000
Other assets								2,300,000
Increase decrease in other assets				7,420	(770)		16,090	415,066
Greens Natural Foods, Inc. [Member]
Product Information [Line Items]
Advertising costs			$ 36,000			$ 133,000
Depreciation expense			85,611			$ 256,660
Minimum contribution plan, percentage						4.00%
Property, Plant and Equipment [Member]
Product Information [Line Items]
Depreciation expense	$ 131,000	138,000		$ 265,000	276,000		$ 539,000	280,000
Property, Plant and Equipment [Member] | Greens Natural Foods, Inc. [Member]
Product Information [Line Items]
Depreciation expense			$ 85,611			$ 256,660
Related Party [Member]
Product Information [Line Items]
Increase decrease in other assets								926,000
Minimum [Member]
Product Information [Line Items]
Property plant and equipment useful life	2 years			2 years			2 years
Intangible asset useful life	4 years			4 years			4 years
Minimum [Member] | Greens Natural Foods, Inc. [Member]
Product Information [Line Items]
Minimum contribution plan, percentage						4.00%
Maximum [Member]
Product Information [Line Items]
Property plant and equipment useful life	7 years			7 years			7 years
Intangible asset useful life	10 years			10 years			10 years
Shipping and Handling [Member]
Product Information [Line Items]
Costs of sales	$ 34,000	$ 28,000		$ 61,000	$ 65,000		$ 117,000	$ 91,000